SUBSEQUENT EVENTS (Details) - Subsequent Event - $ / shares	Nov. 21, 2016	Oct. 19, 2016	Nov. 30, 2016	Oct. 25, 2016
Subsequent Event
Cash distribution (in dollars per share)				$ 0.5775
Number of shares (in shares)			65,391,808
Revised Partnership Agreement, percent of Earn-Out Units to be issued		50.00%
Minimum quarterly distribution (in dollars per share)		$ 0.5775
Partnership Agreement, percent of Earn-Out Units to be issued		50.00%
First Target Quarterly Distribution
Subsequent Event
Quarterly Distribution Amount (in dollars per share)		$ 0.6641
Second Target Quarterly Distribution
Subsequent Event
Quarterly Distribution Amount (in dollars per share)		0.7219
Third Target Quarterly Distribution
Subsequent Event
Quarterly Distribution Amount (in dollars per share)		$ 0.8663
Golar Partners, General Partner Units
Subsequent Event
Number of units (in shares)		61,109
Number of Earn-Out units (in shares)		15,278
Golar Partners, Common Units
Subsequent Event
Options awarded (in shares)	99,000
Exercise price (in dollars per share)	$ 20.55
Number of units (in shares)		2,994,364
Number of Earn-Out units (in shares)		748,592
Golar Partners, Common Units | Employee Stock Option
Subsequent Event
Option period	5 years
Golar GP LLC | Golar Partners, General Partner Units
Subsequent Event
Number of units (in shares)		61,109
Golar GP LLC | Golar Partners, Common Units
Subsequent Event
Number of units (in shares)		2,425,435
Golar GP LLC | Incentive Distribution Rights
Subsequent Event
Percent of New IDR's issued		81.00%
Golar LNG Limited | Golar Partners, Common Units
Subsequent Event
Number of units (in shares)		568,929
Golar LNG Limited | Incentive Distribution Rights
Subsequent Event
Percent of New IDR's issued		19.00%
Vesting November 18, 2017 | Golar Partners, Common Units | Employee Stock Option
Subsequent Event
Percent of options vesting	33.33%
Vesting November 18, 2018 | Golar Partners, Common Units | Employee Stock Option
Subsequent Event
Percent of options vesting	33.33%
Vesting period	1 year
Vesting November 18, 2019 | Golar Partners, Common Units | Employee Stock Option
Subsequent Event
Percent of options vesting	33.33%